Long-term Debt and Lease Obligations - Narrative (Details)			12 Months Ended
	Aug. 16, 2018 USD ($)	Apr. 28, 2016 USD ($)	Dec. 31, 2018 USD ($)	Aug. 15, 2018 USD ($)	Dec. 31, 2017 USD ($)	May 31, 2013
Debt Instrument [Line Items]
Aggregate principal amount of debt			$ 121,741,000		$ 156,744,000
Minimum
Debt Instrument [Line Items]
Interest accrues under the capital leases			4.32%
Maximum
Debt Instrument [Line Items]
Interest accrues under the capital leases			8.70%
Line of credit | Revolving credit facility (amended August 16, 2018, maturing August 16, 2023) (a) | PNC Bank, National Association (PNC)
Debt Instrument [Line Items]
Debt term	4 years
Amount of increase in maximum revolver	$ 10,000,000
Maximum amount of certain indebtedness	50,000,000		$ 50,000,000	$ 40,000,000
Current borrowing capacity			41,900,000
Indebtedness under the Credit Facility			0
Required liquidity maintained five consecutive business days	6,250,000		7,500,000
Required liquidity maintained any business day	5,000,000		$ 6,500,000
Line of credit | Revolving credit facility (amended August 16, 2018, maturing August 16, 2023) (a) | PNC Bank, National Association (PNC) | Subsidiary Issuer
Debt Instrument [Line Items]
Percentage of obligations secured by stock of Subsidiary Borrowers		100.00%
Line of credit | Revolving credit facility (amended August 16, 2018, maturing August 16, 2023) (a) | PNC Bank, National Association (PNC) | Minimum
Debt Instrument [Line Items]
Fixed charge coverage ratio			1.1
Line of credit | Revolving credit facility (amended August 16, 2018, maturing August 16, 2023) (a) | PNC Bank, National Association (PNC) | GX Geoscience Corporation, S. De R.L. De C.V. [Member]
Debt Instrument [Line Items]
Maximum amount of certain indebtedness	$ 5,000,000
Line of credit | Revolving credit facility (amended August 16, 2018, maturing August 16, 2023) (a) | PNC Bank, National Association (PNC) | ION International Holdings L.P.
Debt Instrument [Line Items]
Percentage of obligations secured by stock of Subsidiary Borrowers		65.00%
Line of credit | Revolving credit facility (amended August 16, 2018, maturing August 16, 2023) (a) | PNC Bank, National Association (PNC) | Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate	2.00%
Line of credit | Revolving credit facility (amended August 16, 2018, maturing August 16, 2023) (a) | PNC Bank, National Association (PNC) | Base Rate | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate	3.00%
Line of credit | Revolving credit facility (amended August 16, 2018, maturing August 16, 2023) (a) | PNC Bank, National Association (PNC) | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate	3.00%
Line of credit | Revolving credit facility (amended August 16, 2018, maturing August 16, 2023) (a) | PNC Bank, National Association (PNC) | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate	4.00%
Senior secured notes
Debt Instrument [Line Items]
Stated rate on debt						8.125%
Senior secured notes | Senior secured third-priority lien notes (redeemed March 26, 2018)
Debt Instrument [Line Items]
Aggregate principal amount of debt		$ 28,500,000
Senior secured notes | Senior secured second-priority lien notes (maturing December 15, 2021)
Debt Instrument [Line Items]
Stated rate on debt		9.125%			9.125%
Aggregate principal amount of debt		$ 120,600,000
E&P Technology & Services | Data Library | Line of credit | Revolving credit facility (amended August 16, 2018, maturing August 16, 2023) (a)
Debt Instrument [Line Items]
Maximum amount of certain indebtedness	$ 28,500,000			$ 15,000,000